Trade accounts receivable, unbilled services (contract assets) and payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contracts Receivable [Abstract]
Billed services (accounts receivable)	$ 424,038	$ 423,680
Unbilled services (unbilled revenue)	440,583	362,926
Trade accounts receivable and unbilled revenue	864,621	786,606
Allowance for doubtful accounts	(8,697)	(8,889)
Trade accounts receivable and unbilled revenue, net	855,924	777,717
Unearned revenue (payments on account)	318,298	274,468
Net balance	122,285	$ 88,458
Change in unbilled services (unbilled revenue)	77,657
Change in unearned revenue (payments on account)	(43,830)
Change in net balance	$ 33,827
Change in unbilled services (unbilled revenue), percent	21.40%
Change in unearned revenue (payments on account), percent	16.00%
Change in net balance, percent	38.20%